Prospectus Supplement

June 17, 2016

The Universal Institutional Funds, Inc.

Supplement dated June 17, 2016 to The Universal Institutional Funds, Inc. Prospectus dated April 29, 2016

U.S. Real Estate Portfolio (Class I) (the "Portfolio")

The maximum expense ratio of the Portfolio's Class I shares has been decreased, effective July 1, 2016. Accordingly, effective July 1, 2016, the Prospectus is hereby amended as follows:

The Portfolio's Annual Portfolio Operating Expenses table under the section of the Prospectus entitled "Portfolio Summary—Fees and Expenses of the Portfolio (Class I)—Annual Portfolio Operating Expenses" is hereby deleted in its entirety and replaced with the following:

Annual Portfolio Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Advisory Fee	0.80%
Distribution (12b-1) Fee	None
Other Expenses	0.27%
Total Annual Portfolio Operating Expenses*	1.07%
Fee Waiver and/or Expense Reimbursement*	0.12%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement*	0.95%

The footnote following the Portfolio's Annual Portfolio Operating Expenses table under the section of the Prospectus entitled "Portfolio Summary—Fees and Expenses of the Portfolio (Class I)—Annual Portfolio Operating Expenses" is hereby deleted in its entirety and replaced with the following:

*  The Portfolio's "Adviser," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse the Portfolio so that Total Annual Portfolio Operating Expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.95%. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Fund's Board of Directors acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

The Example information under the section of the Prospectus entitled "Portfolio Summary—Fees and Expenses of the Portfolio (Class I)—Example" is hereby deleted in its entirety and replaced with the following:

Example

The example below is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Portfolio, your investment has a 5% return each year and that the Portfolio's operating expenses remain the same (except that the example incorporates the fee waiver and/or expense reimbursement arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
U.S. Real Estate Portfolio	$97	$328	$578	$1,295

The first sentence of the second paragraph under the section of the Prospectus entitled "Fund Management—Advisory Fee" is hereby deleted and replaced with the following:

The Adviser has agreed to reduce its advisory fee and/or reimburse the Portfolio, if necessary, if such fees would cause the total annual operating expenses of the Portfolio to exceed 0.95% of average daily net assets.

Please retain this supplement for future reference.

Prospectus Supplement

June 17, 2016

The Universal Institutional Funds, Inc.

Supplement dated June 17, 2016 to The Universal Institutional Funds, Inc. Prospectus dated April 29, 2016

U.S. Real Estate Portfolio (Class II) (the "Portfolio")

The maximum expense ratio of the Portfolio's Class II shares has been decreased, effective July 1, 2016. Accordingly, effective July 1, 2016, the Prospectus is hereby amended as follows:

The Portfolio's Annual Portfolio Operating Expenses table under the section of the Prospectus entitled "Portfolio Summary—Fees and Expenses of the Portfolio (Class II)—Annual Portfolio Operating Expenses" is hereby deleted in its entirety and replaced with the following:

Annual Portfolio Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Advisory Fee	0.80%
Distribution (12b-1) Fee*	0.25%
Other Expenses	0.27%
Total Annual Portfolio Operating Expenses**	1.32%
Fee Waiver and/or Expense Reimbursement**	0.12%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement**	1.20%

The second footnote following the Portfolio's Annual Portfolio Operating Expenses table under the section of the Prospectus entitled "Portfolio Summary—Fees and Expenses of the Portfolio (Class II)—Annual Portfolio Operating Expenses" is hereby deleted in its entirety and replaced with the following:

**  The Portfolio's "Adviser," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse the Portfolio so that Total Annual Portfolio Operating Expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.20%. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Fund's Board of Directors acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

The Example information under the section of the Prospectus entitled "Portfolio Summary—Fees and Expenses of the Portfolio (Class II)—Example" is hereby deleted in its entirety and replaced with the following:

Example

The example below is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Portfolio, your investment has a 5% return each year and that the Portfolio's operating expenses remain the same (except that the example incorporates the fee waiver and/or expense reimbursement arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
U.S. Real Estate Portfolio	$122	$406	$712	$1,580

The first sentence of the second paragraph under the section of the Prospectus entitled "Fund Management—Advisory Fee" is hereby deleted and replaced with the following:

The Adviser has agreed to reduce its advisory fee and/or reimburse the Portfolio, if necessary, if such fees would cause the total annual operating expenses of the Portfolio to exceed 1.20% of average daily net assets.

Please retain this supplement for future reference.

Statement of Additional Information Supplement

June 17, 2016

The Universal Institutional Funds, Inc.

Supplement dated June 17, 2016 to The Universal Institutional Funds, Inc. Statement of Additional Information dated April 29, 2016

U.S. Real Estate Portfolio (the "Portfolio")

The maximum expense ratio of each of the Portfolio's Class I and Class II shares has been decreased, effective July 1, 2016. Accordingly, effective July 1, 2016, the Statement of Additional Information is hereby amended as follows:

The information in the table under the section of the Statement of Additional Information entitled "Investment Advisory and Other Services—Adviser" which shows the contractual advisory fees and the maximum expense ratios for the Portfolio is hereby deleted in its entirety and replaced with the following:

Portfolio	Contractual Rate of Advisory Fees	Expense Cap Class I	Expense Cap Class II
U.S. Real Estate	0.80% of the portion of the daily net assets not exceeding $500 million; 0.75% of the portion of the daily net assets exceeding $500 million but not exceeding $1 billion; and 0.70% of the portion of the daily net assets exceeding $1 billion.	0.95%	1.20%

Please retain this supplement for future reference.